Bank Loans (Details) - USD ($)	Jun. 30, 2020	Jan. 08, 2020	Dec. 05, 2019	Jun. 30, 2019	Feb. 11, 2019	Apr. 20, 2018
Debt Disclosure [Abstract]
Loan from Bank of Communication	$ 1,132,327			$ 728,332
Loans from China Merchants Bank	990,785			1,456,664
Loans from Development Bank of Singapore	60,681
Total	2,183,793			2,184,996
Less: Long-term portion	22,554
Short term bank loans	$ 2,161,239	$ 424,622	$ 707,704	$ 2,184,996	$ 50,208	$ 86,071